Schedule of Investments
May 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.76%
Australia–3.60%
Goodman Group	125,407	$1,602,721
GPT Group (The)	722,444	1,970,742
National Storage REIT	712,429	1,168,993
Region RE Ltd.	109,811	179,268
Stockland	549,427	1,522,121
		6,443,845
Belgium–0.39%
Aedifica S.A.	1,167	78,422
VGP N.V.	6,188	613,287
		691,709
Canada–1.11%
Chartwell Retirement Residences	298,375	1,980,375
France–0.68%
Klepierre S.A.	53,575	1,215,189
Germany–2.12%
Aroundtown S.A.	240,886	252,427
Instone Real Estate Group SE(a)	46,498	250,638
LEG Immobilien SE	30,174	1,566,110
Sirius Real Estate Ltd.	881,306	901,844
Vonovia SE	44,921	824,380
		3,795,399
Hong Kong–6.05%
CK Asset Holdings Ltd.	295,000	1,587,814
Hang Lung Properties Ltd.	536,000	847,255
Hongkong Land Holdings Ltd.	302,200	1,295,527
Link REIT	599,320	3,477,880
Sun Hung Kai Properties Ltd.	283,100	3,601,168
		10,809,644
Israel–0.65%
Azrieli Group Ltd.	21,896	1,152,853
Italy–0.74%
Infrastrutture Wireless Italiane S.p.A.(a)	104,495	1,331,263
Japan–12.21%
Advance Residence Investment Corp.	406	1,043,129
Hulic Co. Ltd.	122,200	1,017,172
Industrial & Infrastructure Fund Investment Corp.	1,256	1,441,909
Invincible Investment Corp.	2,589	1,101,154
Japan Hotel REIT Investment Corp.	2,980	1,691,441
Japan Metropolitan Fund Investment Corp.	2,304	1,630,634
Japan Prime Realty Investment Corp.	107	275,552
Mitsubishi Estate Co. Ltd.	46,700	544,177
Mitsubishi Estate Logistics REIT Investment Corp.	304	948,298
Mitsui Fudosan Co. Ltd.	178,400	3,399,319
Nippon Accommodations Fund, Inc.	137	666,421
Nippon Prologis REIT, Inc.	721	1,511,002
Nomura Real Estate Holdings, Inc.	68,200	1,647,663
Shares		Value
Japan–(continued)
Nomura Real Estate Master Fund, Inc.	1,120	$1,317,288
Tokyo Tatemono Co. Ltd.	56,100	690,442
Tokyu Fudosan Holdings Corp.	351,000	1,869,163
United Urban Investment Corp.	970	1,029,377
		21,824,141
Singapore–1.10%
CapitaLand Investment Ltd.	718,600	1,756,573
Digital Core REIT Management Pte Ltd.	488,000	204,673
		1,961,246
Spain–1.01%
Merlin Properties SOCIMI S.A.	219,094	1,804,381
United Kingdom–5.08%
British Land Co. PLC (The)	379,651	1,623,257
Derwent London PLC	44,616	1,195,510
LondonMetric Property PLC	569,590	1,279,896
LXI REIT PLC(a)	683,958	838,467
Segro PLC	107,283	1,067,593
Shaftesbury Capital PLC	827,793	1,235,916
UNITE Group PLC (The)	165,791	1,848,519
		9,089,158
United States–64.02%
Agree Realty Corp.	37,663	2,428,887
Alexandria Real Estate Equities, Inc.	23,009	2,610,601
Americold Realty Trust, Inc.(b)	110,453	3,236,273
AvalonBay Communities, Inc.	38,024	6,615,416
Brixmor Property Group, Inc.	84,121	1,684,944
Crown Castle, Inc.	3,410	386,046
CubeSmart(b)	69,669	3,096,090
Digital Realty Trust, Inc.	32,231	3,302,388
Equinix, Inc.	5,717	4,262,309
Equity LifeStyle Properties, Inc.	65,871	4,161,071
Essential Properties Realty Trust, Inc.	65,094	1,557,699
Gaming and Leisure Properties, Inc.	35,597	1,713,640
Healthcare Realty Trust, Inc.(b)	207,736	3,865,967
Healthpeak Properties, Inc.	280,950	5,607,762
Host Hotels & Resorts, Inc.	254,961	4,232,353
Invitation Homes, Inc.	82,689	2,801,503
Kilroy Realty Corp.	67,555	1,833,443
Kimco Realty Corp.	82,829	1,522,397
Lamar Advertising Co., Class A	6,909	620,981
Life Storage, Inc.	14,042	1,788,810
Prologis, Inc.	101,696	12,666,237
Realty Income Corp.	93,521	5,558,888
Rexford Industrial Realty, Inc.	118,946	6,475,420
Sun Communities, Inc.	45,428	5,752,548
Terreno Realty Corp.	55,971	3,432,701
UDR, Inc.	187,881	7,453,239
Ventas, Inc.	45,939	1,981,809
VICI Properties, Inc.	195,930	6,060,115

See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Shares		Value
United States–(continued)
Welltower, Inc.	104,037	$7,762,201
		114,471,738
Total Common Stocks & Other Equity Interests (Cost $183,643,877)		176,570,941
Money Market Funds–1.15%
Invesco Government & Agency Portfolio, Institutional Class, 5.04%(c)(d)	719,252	719,252
Invesco Liquid Assets Portfolio, Institutional Class, 5.13%(c)(d)	513,698	513,750
Invesco Treasury Portfolio, Institutional Class, 5.04%(c)(d)	822,003	822,003
Total Money Market Funds (Cost $2,055,053)		2,055,005
TOTAL INVESTMENTS IN SECURITIES (excluding Investments purchased with cash collateral from securities on loan)-99.91% (Cost $185,698,930)		178,625,946
Shares		Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.64%
Invesco Private Government Fund, 5.10%(c)(d)(e)	1,322,401	$1,322,401
Invesco Private Prime Fund, 5.22%(c)(d)(e)	3,402,180	3,401,840
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,724,338)		4,724,241
TOTAL INVESTMENTS IN SECURITIES—102.55% (Cost $190,423,268)		183,350,187
OTHER ASSETS LESS LIABILITIES–(2.55)%		(4,555,250)
NET ASSETS–100.00%		$178,794,937
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $2,420,368, which represented 1.35% of the Fund’s Net Assets.
(b)	All or a portion of this security was out on loan at May 31, 2023.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended May 31, 2023.

	Value February 28, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,560,201	$4,439,690	$(6,280,639)	$-	$-	$719,252	$21,178
Invesco Liquid Assets Portfolio, Institutional Class	1,828,820	3,171,207	(4,486,170)	(27)	(80)	513,750	12,514
Invesco Treasury Portfolio, Institutional Class	2,925,944	5,073,931	(7,177,872)	-	-	822,003	19,506
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,059,765	11,705,513	(13,442,877)	-	-	1,322,401	17,153*
Invesco Private Prime Fund	7,867,968	29,669,605	(34,135,024)	(8)	(701)	3,401,840	46,008*
Total	$18,242,698	$54,059,946	$(65,522,582)	$(35)	$(781)	$6,779,246	$116,359

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2023.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$6,443,845	$—	$6,443,845
Belgium	—	691,709	—	691,709
Canada	1,980,375	—	—	1,980,375
France	—	1,215,189	—	1,215,189
Germany	—	3,795,399	—	3,795,399
Hong Kong	—	10,809,644	—	10,809,644
Israel	—	1,152,853	—	1,152,853
Italy	—	1,331,263	—	1,331,263
Japan	—	21,824,141	—	21,824,141
Singapore	—	1,961,246	—	1,961,246
Spain	—	1,804,381	—	1,804,381
United Kingdom	—	9,089,158	—	9,089,158
United States	114,471,738	—	—	114,471,738
Money Market Funds	2,055,005	4,724,241	—	6,779,246
Total Investments	$118,507,118	$64,843,069	$—	$183,350,187
Invesco Global Real Estate Fund